Muzinich Dynamic Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 85.0%		Par	Value
Aerospace/Defense - 0.7%
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)		$150,000	$151,645
Embraer Netherlands Finance BV, 5.98%, 02/11/2035		470,000	478,566
TransDigm, Inc., 6.63%, 03/01/2032 (a)		500,000	506,274
			1,136,485

Agency - 0.5%
Indian Railway Finance Corp. Ltd., 3.57%, 01/21/2032		850,000	772,288

Airlines - 1.3%
AS Mileage Plan IP Ltd., 5.31%, 10/20/2031 (a)		575,000	561,976
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)		405,000	406,849
OneSky Flight LLC, 8.88%, 12/15/2029 (a)		350,000	353,895
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.88%, 05/01/2027 (a)		775,000	762,034
			2,084,754

Automotive & Auto Parts - 4.2%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)		275,000	255,915
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (a)		150,000	151,560
Ford Motor Credit Co. LLC
6.05%, 11/05/2031		300,000	294,184
7.12%, 11/07/2033		650,000	665,982
General Motors Financial Co., Inc., 2.35%, 09/03/2025	GBP	300,000	382,960
Harley-Davidson Financial Services, Inc., 4.00%, 03/12/2030	EUR	175,000	189,333
Hyundai Capital America, 5.40%, 01/08/2031 (a)		825,000	830,728
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/2028	EUR	300,000	325,464
LKQ Dutch Bond BV, 4.13%, 03/13/2031	EUR	275,000	301,145
Phinia, Inc.
6.75%, 04/15/2029 (a)		650,000	659,062
6.63%, 10/15/2032 (a)		400,000	392,503
Porsche Automobil Holding SE, 4.13%, 09/27/2032	EUR	675,000	732,687
RCI Banque SA, 4.13%, 04/04/2031	EUR	275,000	302,405
Stellantis NV, 2.75%, 04/01/2032	EUR	325,000	321,511
Volkswagen International Finance NV
3.88% to 06/14/2027 then 10 yr. Swap Rate EUR + 3.37%, Perpetual	EUR	200,000	212,758
4.63% to 06/27/2028 then 10 yr. Swap Rate EUR + 3.98%, Perpetual	EUR	100,000	107,127
ZF North America Capital, Inc., 7.13%, 04/14/2030 (a)		575,000	552,740
			6,678,064

Banking - 10.5%
ABN AMRO Bank NV, 4.75% to 09/22/2027 then 5 yr. Swap Rate EUR + 3.90%, Perpetual	EUR	500,000	533,385
AIB Group PLC, 2.88% to 05/30/2026 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031	EUR	880,000	947,135
Banco BPM SpA, 3.88% to 09/09/2029 then 3 mo. EURIBOR + 1.47%, 09/09/2030	EUR	690,000	756,892
Banco Santander SA, 9.63% to 11/21/2033 then 5 yr. CMT Rate + 5.30%, Perpetual		400,000	460,450
Bancolombia SA, 6.91% to 10/18/2027 then 5 yr. CMT Rate + 2.93%, 10/18/2027		500,000	513,694
Banque Federative du Credit Mutuel SA, 4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035	EUR	600,000	646,284
Barclays PLC, 6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029		825,000	866,964
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039		650,000	662,836
BPCE SA
3.88% to 02/26/2035 then 3 mo. EURIBOR + 1.45%, 02/26/2036	EUR	300,000	316,596
1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	400,000	419,046
CaixaBank SA, 6.88% to 10/25/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.70%, 10/25/2033	GBP	400,000	534,497
Commerzbank AG
4.00% to 12/05/2025 then 5 yr. Swap Rate EUR + 4.35%, 12/05/2030	EUR	400,000	433,563
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	400,000	420,121
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	100,000	111,673
Deutsche Bank AG, 3.38% to 02/13/2030 then 3 mo. EURIBOR + 1.25%, 02/13/2031	EUR	200,000	213,659
Erste Group Bank AG, 3.38% to 04/15/2027 then 5 yr. Swap Rate EUR + 3.43%, Perpetual	EUR	600,000	623,204
Eurobank SA, 4.00% to 09/24/2029 then 1 yr. Swap Rate EUR + 1.80%, 09/24/2030	EUR	200,000	220,006
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		750,000	779,176
Hamburg Commercial Bank AG, 4.50%, 07/24/2028	EUR	300,000	333,426
HSBC Holdings PLC
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	345,000	399,283
8.20% to 11/16/2029 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.55%, 11/16/2034	GBP	250,000	351,895
Ibercaja Banco SA, 4.13% to 08/18/2031 then 5 yr. Swap Rate EUR + 1.90%, 08/18/2036	EUR	600,000	637,359
ING Groep NV, 7.50% to 11/16/2028 then 5 yr. CMT Rate + 3.71%, Perpetual		450,000	462,094
JPMorgan Chase & Co., 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030		650,000	645,137
KBC Group NV, 0.63% to 12/07/2026 then 5 yr. Swap Rate EUR + 0.95%, 12/07/2031	EUR	400,000	416,640
Mizuho Financial Group, Inc., 5.58% to 05/26/2034 then 1 yr. CMT Rate + 1.30%, 05/26/2035		1,100,000	1,120,642
Permanent TSB Group Holdings PLC, 6.63% to 04/25/2027 then EURIBOR ICE Swap Rate + 3.50%, 04/25/2028	EUR	580,000	671,902
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50% to 03/27/2027 then 3 mo. EURIBOR + 1.60%, 03/27/2028	EUR	550,000	607,655
Societe Generale SA, 1.13% to 06/30/2026 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031	EUR	300,000	316,626
Standard Chartered PLC, 1.20% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.55%, 09/23/2031	EUR	580,000	606,574
Swedbank AB, 7.63% to 09/17/2028 then 5 yr. CMT Rate + 3.59%, Perpetual		400,000	413,250
Volksbank Wien AG, 5.75% to 06/21/2029 then 5 yr. Swap Rate EUR + 3.10%, 06/21/2034	EUR	200,000	223,066
			16,664,730

Broadcasting - 1.1%
Netflix, Inc., 5.88%, 11/15/2028		700,000	731,667
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	300,000	382,838
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (a)		125,000	123,447
TEGNA, Inc., 4.63%, 03/15/2028		550,000	521,494
			1,759,446

Building Materials - 0.8%
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (a)		175,000	176,170
6.75%, 03/01/2033 (a)		325,000	324,298
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)		775,000	775,780
			1,276,248

Cable/Satellite TV - 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/2026 (a)		400,000	399,658
Charter Communications Operating LLC / Charter Communications Operating Capital
6.55%, 06/01/2034		475,000	488,305
6.38%, 10/23/2035		400,000	404,517
Comcast Corp., 5.65%, 06/01/2054		775,000	757,058
			2,049,538

Capital Goods - 2.1%
Amsted Industries, Inc., 6.38%, 03/15/2033 (a)		250,000	249,010
Deere & Co., 5.70%, 01/19/2055		550,000	570,149
Ingersoll Rand, Inc., 5.45%, 06/15/2034		500,000	506,574
KION Group AG, 4.00%, 11/20/2029	EUR	510,000	562,754
Regal Rexnord Corp., 6.05%, 04/15/2028		875,000	897,291
Terex Corp., 6.25%, 10/15/2032 (a)		350,000	339,898
Trane Technologies Financing Ltd., 5.10%, 06/13/2034		300,000	300,588
			3,426,264

Chemicals - 0.4%
Olin Corp., 6.63%, 04/01/2033 (a)		300,000	291,982
Sherwin-Williams Co., 2.90%, 03/15/2052		450,000	273,547
			565,529

Consumer-Products - 0.4%
Newell Brands, Inc., 6.63%, 05/15/2032		725,000	706,417

Containers - 0.4%
Berry Global, Inc., 5.65%, 01/15/2034		675,000	683,069

Diversified Financial Services - 9.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.15%, 09/30/2030		575,000	606,466
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)		925,000	963,248
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)		50,000	52,809
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)		475,000	460,493
DAE Funding LLC, 3.38%, 03/20/2028		900,000	858,049
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)		475,000	489,230
Esic Sukuk Ltd., 5.83%, 02/14/2029		810,000	823,898
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/2032 (a)		775,000	785,353
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (a)		125,000	121,613
Goldman Sachs Group, Inc.
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032		825,000	705,654
5.73% to 01/28/2055 then SOFR + 1.70%, 01/28/2056		800,000	795,481
HLD Europe SCA, 4.13%, 04/02/2030	EUR	250,000	271,108
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027		800,000	761,486
JAB Holdings BV, 4.38%, 04/25/2034	EUR	600,000	656,989
Mastercard, Inc., 4.55%, 01/15/2035		495,000	481,309
MDGH GMTN RSC Ltd., 2.88%, 11/07/2029		880,000	815,709
Morgan Stanley
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030		500,000	506,316
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034		300,000	299,577
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035		450,000	454,599
Motability Operations Group PLC, 3.88%, 01/24/2034	EUR	510,000	551,033
Nasdaq, Inc., 5.55%, 02/15/2034		725,000	742,242
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (a)		150,000	156,181
7.13%, 11/15/2030 (a)		550,000	558,781
6.88%, 02/15/2033 (a)		400,000	398,000
SoftBank Group Corp., 6.75%, 07/08/2029		800,000	814,353
UWM Holdings LLC, 6.63%, 02/01/2030 (a)		225,000	223,221
			14,353,198

Diversified Media - 0.2%
RAI-Radiotelevisione Italiana SpA, 4.38%, 07/10/2029	EUR	200,000	223,910
Snap, Inc., 6.88%, 03/01/2033 (a)		75,000	74,889
			298,799

Energy - 7.2%
Aker BP ASA, 4.00%, 05/29/2032	EUR	730,000	792,999
BP Capital Markets BV, 4.32%, 05/12/2035	EUR	510,000	568,979
Buckeye Partners LP, 6.75%, 02/01/2030 (a)		175,000	177,383
Cheniere Energy Partners LP, 5.95%, 06/30/2033		325,000	333,384
Civitas Resources, Inc., 5.00%, 10/15/2026 (a)		400,000	394,497
Empresa Nacional del Petroleo, 5.95%, 07/30/2034		625,000	633,661
Enterprise Products Operating LLC, 5.55%, 02/16/2055		575,000	556,305
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036		1,400,000	1,182,102
Hess Midstream Operations LP, 5.88%, 03/01/2028 (a)		300,000	301,587
Kinder Morgan, Inc., 5.00%, 02/01/2029		450,000	453,562
Occidental Petroleum Corp., 7.88%, 09/15/2031		575,000	646,088
Pertamina Persero PT, 3.65%, 07/30/2029		500,000	474,267
Rockies Express Pipeline LLC, 6.75%, 03/15/2033 (a)		100,000	101,744
Shell International Finance BV, 1.75%, 09/10/2052	GBP	800,000	453,485
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028 (a)		250,000	243,429
6.00%, 12/31/2030 (a)		575,000	545,313
Targa Resources Corp., 6.50%, 03/30/2034		450,000	479,631
TotalEnergies SE, 4.12% to 02/19/2030 then 5 yr. Swap Rate EUR + 1.86%, Perpetual	EUR	575,000	622,549
Var Energi ASA
3.88%, 03/12/2031	EUR	275,000	296,025
7.86% to 02/15/2029 then 5 yr. Swap Rate EUR + 4.77%, 11/15/2083	EUR	250,000	295,327
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)		1,000,000	1,021,066
Wintershall Dea Finance 2 BV, 2.50% to 07/20/2026 then 5 yr. Swap Rate EUR + 2.92%, Perpetual	EUR	800,000	846,072
			11,419,455

Environmental - 0.0%(b)
Waste Pro USA, Inc., 7.00%, 02/01/2033 (a)		75,000	75,389

Food & Drug Retail - 0.4%
Cencosud SA, 5.95%, 05/28/2031		620,000	631,767

Food/Beverage/Tobacco - 4.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036		350,000	336,911
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)		475,000	478,441
Barry Callebaut Services NV
3.75%, 02/19/2028	EUR	200,000	218,342
4.25%, 08/19/2031	EUR	100,000	109,231
Flora Food Management BV, 6.88%, 07/02/2029	EUR	900,000	990,195
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029 (a)		500,000	539,731
INDOFOOD CBP SUKSE 3.398% SNR 09/06/31 USD1000, 3.40%, 06/09/2031		860,000	767,465
Keurig Dr Pepper, Inc., 5.20%, 03/15/2031		750,000	763,947
Mars, Inc.
5.20%, 03/01/2035 (a)		925,000	927,248
5.70%, 05/01/2055 (a)		800,000	796,615
NBM US Holdings, Inc., 6.63%, 08/06/2029		600,000	600,298
Roquette Freres SA, 3.77%, 11/25/2031	EUR	700,000	742,843
			7,271,267

Gaming - 0.5%
FDJ UNITED, 3.63%, 11/21/2036	EUR	400,000	413,980
Station Casinos LLC, 6.63%, 03/15/2032 (a)		375,000	372,094
			786,074

Healthcare - 5.8%
AbbVie, Inc., 5.60%, 03/15/2055		800,000	806,922
Amgen, Inc., 5.65%, 03/02/2053		625,000	610,749
Bayer AG, 7.00% to 12/25/2031 then 5 yr. Swap Rate EUR + 3.90%, 09/25/2083	EUR	500,000	571,828
Cardinal Health, Inc., 5.35%, 11/15/2034		575,000	575,668
CVS Health Corp., 5.70%, 06/01/2034		425,000	430,877
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)		150,000	135,899
GlaxoSmithKline Capital PLC, 4.25%, 12/18/2045	GBP	425,000	438,191
Grifols SA, 7.13%, 05/01/2030	EUR	550,000	615,777
HCA, Inc.
5.50%, 06/01/2033		675,000	676,249
5.25%, 06/15/2049		625,000	548,514
LifePoint Health, Inc., 8.38%, 02/15/2032 (a)		450,000	453,248
Nidda Healthcare Holding GmbH, 5.63%, 02/21/2030	EUR	675,000	742,239
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032		575,000	564,478
Pfizer, Inc., 2.74%, 06/15/2043	GBP	575,000	483,468
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)		400,000	387,704
UnitedHealth Group, Inc., 5.63%, 07/15/2054		425,000	415,565
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)		375,000	374,168
Werfen SA/Spain, 4.25%, 05/03/2030	EUR	400,000	446,607
			9,278,151

Homebuilders/Real Estate - 3.6%
American Tower Corp.
5.25%, 07/15/2028		650,000	661,272
5.45%, 02/15/2034		650,000	658,666
Aroundtown SA, 0.38%, 04/15/2027	EUR	200,000	203,211
Castellum AB, 4.13%, 12/10/2030	EUR	200,000	217,784
Goodman US Finance Six LLC, 5.13%, 10/07/2034		425,000	419,748
Hammerson PLC, 5.88%, 10/08/2036	GBP	400,000	493,852
Heimstaden Bostad AB, 1.13%, 01/21/2026	EUR	150,000	159,359
Heimstaden Bostad Treasury BV, 1.00%, 04/13/2028	EUR	440,000	437,143
MasTec, Inc., 4.50%, 08/15/2028 (a)		190,000	185,497
P3 Group Sarl, 4.63%, 02/13/2030	EUR	250,000	278,554
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)		725,000	725,247
Service Properties Trust, 5.50%, 12/15/2027		500,000	482,479
TAG Immobilien AG, 4.25%, 03/04/2030	EUR	300,000	327,711
VIA Outlets BV, 1.75%, 11/15/2028	EUR	495,000	505,538
			5,756,061

Hotels - 0.4%
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	510,000	652,115

Insurance - 1.2%
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/2034		850,000	894,013
Dai-ichi Life Insurance Co. Ltd., 6.20% to 01/16/2035 then 5 yr. CMT Rate + 2.52%, Perpetual		200,000	201,129
Rothesay Life PLC, 7.02%, 12/10/2034	GBP	310,000	406,514
Zurich Finance Ireland Designated Activity Co., 5.13% to 11/23/2032 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.10%, 11/23/2052	GBP	300,000	368,354
			1,870,010

Leisure - 1.3%
Carnival Corp.
6.00%, 05/01/2029 (a)		500,000	496,399
6.13%, 02/15/2033 (a)		300,000	296,432
NCL Corp. Ltd., 6.75%, 02/01/2032 (a)		350,000	346,768
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (a)		450,000	442,035
6.00%, 02/01/2033 (a)		471,000	470,779
			2,052,413

Metals/Mining - 1.5%
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/2040		400,000	406,651
Capstone Copper Corp., 6.75%, 03/31/2033 (a)		75,000	74,716
Corp. Nacional del Cobre de Chile
5.95%, 01/08/2034		500,000	507,799
6.44%, 01/26/2036		300,000	312,389
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029		985,000	1,022,710
Novelis, Inc., 6.88%, 01/30/2030 (a)		150,000	152,397
			2,476,662

Paper - 0.7%
Inversiones CMPC SA, 6.13%, 06/23/2033		600,000	611,666
Suzano Austria GmbH, 3.75%, 01/15/2031		500,000	451,674
			1,063,340

Restaurants - 0.8%
Arcos Dorados BV, 6.38%, 01/29/2032		400,000	409,200
McDonald's Corp., 4.95%, 03/03/2035		850,000	844,154
			1,253,354

Services - 1.3%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)		550,000	557,451
Amber Finco PLC, 6.63%, 07/15/2029	EUR	225,000	252,946
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (a)		800,000	797,985
IPSOS SA, 3.75%, 01/22/2030	EUR	200,000	218,291
WESCO Distribution, Inc., 6.38%, 03/15/2033 (a)		75,000	75,388
Williams Scotsman, Inc., 6.63%, 04/15/2030 (a)		225,000	227,434
			2,129,495

Steel - 0.7%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028		612,000	617,220
GUSAP III LP, 4.25%, 01/21/2030		500,000	478,463
			1,095,683

Super Retail - 2.0%
AA Bond Co. Ltd., 6.85%, 07/31/2031	GBP	250,000	331,308
Home Depot, Inc., 4.95%, 06/25/2034		325,000	325,446
ITM Entreprises SASU, 4.13%, 01/29/2030	EUR	500,000	540,421
Lowe's Cos., Inc., 5.15%, 07/01/2033		425,000	427,280
Magnera Corp., 7.25%, 11/15/2031 (a)		625,000	608,628
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/2029 (a)		450,000	411,658
REWE International Finance BV, 4.88%, 09/13/2030	EUR	500,000	573,303
			3,218,044

Technology - 8.8%
Apple, Inc., 3.60%, 07/31/2042	GBP	375,000	380,879
Broadcom, Inc., 3.47%, 04/15/2034 (a)		700,000	614,845
Cisco Systems, Inc., 5.50%, 02/24/2055		650,000	652,098
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)		375,000	364,495
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)		950,000	958,636
Foundry JV Holdco LLC
5.50%, 01/25/2031 (a)		300,000	304,641
6.15%, 01/25/2032 (a)		525,000	545,399
6.10%, 01/25/2036 (a)		425,000	433,657
Gen Digital, Inc., 6.25%, 04/01/2033 (a)		150,000	149,122
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029		775,000	766,035
5.00%, 10/15/2034		925,000	898,545
5.60%, 10/15/2054		728,000	689,532
Insight Enterprises, Inc., 6.63%, 05/15/2032 (a)		350,000	353,062
Intel Corp., 5.13%, 02/10/2030		725,000	729,670
LG Energy Solution Ltd.
5.75%, 09/25/2028		670,000	683,738
5.88%, 04/02/2035		200,000	200,469
Oracle Corp.
4.38%, 05/15/2055		750,000	581,469
6.00%, 08/03/2055		625,000	621,669
6.13%, 08/03/2065		125,000	124,444
Prysmian SpA, 3.63%, 11/28/2028	EUR	290,000	316,672
Rocket Software, Inc., 9.00%, 11/28/2028 (a)		750,000	773,958
SK Hynix, Inc., 6.50%, 01/17/2033		1,100,000	1,179,532
TDF Infrastructure SASU
5.63%, 07/21/2028	EUR	500,000	574,370
4.13%, 10/23/2031	EUR	400,000	429,041
Teleperformance SE, 4.25%, 01/21/2030	EUR	700,000	764,002
			14,089,980

Telecommunications - 4.4%
Bharti Airtel Ltd., 3.25%, 06/03/2031		900,000	816,752
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)		450,000	410,536
EchoStar Corp., 10.75%, 11/30/2029		400,000	419,861
eircom Finance DAC, 2.63%, 02/15/2027	EUR	400,000	423,601
Matterhorn Telecom SA, 5.25%, 07/31/2028	CHF	400,000	472,129
TDC Net AS, 5.19%, 08/02/2029	EUR	250,000	280,994
T-Mobile USA, Inc.
3.88%, 04/15/2030		650,000	622,539
5.05%, 07/15/2033		700,000	694,206
5.75%, 01/15/2054		725,000	714,678
Vmed O2 UK Financing I PLC, 4.00%, 01/31/2029	GBP	800,000	932,816
Vodafone Group PLC, 5.13%, 12/02/2052	GBP	300,000	316,690
Ziggo BV, 2.88%, 01/15/2030	EUR	900,000	885,581
			6,990,383

Transportation Excluding Air/Rail - 1.9%
Abertis Infraestructuras Finance BV, 4.87% to 02/28/2030 then 5 yr. Swap Rate EUR + 2.62%, Perpetual	EUR	200,000	217,126
Autostrade per l'Italia SpA, 5.13%, 06/14/2033	EUR	635,000	729,381
Heathrow Finance PLC, 3.88%, 03/01/2027 (c)	GBP	250,000	308,919
International Distribution Services PLC
5.25%, 09/14/2028	EUR	415,000	474,891
7.38%, 09/14/2030	GBP	660,000	883,773
United Parcel Service, Inc., 5.50%, 05/22/2054		400,000	389,542
			3,003,632

Utilities - 5.0%
Alpha Generation LLC, 6.75%, 10/15/2032 (a)		550,000	550,777
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/2032	EUR	475,000	520,328
Calpine Corp., 5.13%, 03/15/2028 (a)		850,000	837,341
Chile Electricity Lux Mpc II Sarl, 5.58%, 10/20/2035		500,000	500,300
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2055		650,000	628,578
ContourGlobal Power Holdings SA, 5.00%, 02/28/2030	EUR	500,000	536,772
Iren SpA, 3.63%, 09/23/2033	EUR	440,000	468,298
Lightning Power LLC, 7.25%, 08/15/2032 (a)		775,000	798,531
National Central Cooling Co. PJSC, 2.50%, 10/21/2027		650,000	613,581
Niagara Energy SAC, 5.75%, 10/03/2034		500,000	493,318
Redexis SA, 4.38%, 05/30/2031	EUR	400,000	435,087
Severn Trent Utilities Finance PLC, 3.88%, 08/04/2035	EUR	500,000	533,058
Stedin Holding NV, 3.38%, 02/12/2037	EUR	250,000	259,714
Terega SA, 4.00%, 09/17/2034	EUR	300,000	323,590
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031 (a)		50,000	49,172
Yorkshire Water Finance PLC, 3.63%, 08/01/2029	GBP	325,000	391,242
			7,939,687
TOTAL CORPORATE BONDS (Cost $133,943,768)			135,507,791

CONVERTIBLE BONDS - 3.9%		Par	Value
Banking - 3.9%
Bank of Ireland Group PLC, 4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	330,000	367,500
Bayerische Landesbank, 1.00% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.35%, 09/23/2031	EUR	600,000	628,070
CaixaBank SA, 6.13% to 05/30/2029 then 5 yr. Swap Rate EUR + 3.00%, 05/30/2034	EUR	400,000	468,756
ING Groep NV, 1.00% to 11/16/2027 then 5 yr. Swap Rate EUR + 1.15%, 11/16/2032	EUR	600,000	612,883
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031	GBP	730,000	894,874
Nationwide Building Society
4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	550,000	607,726
3.77% to 01/27/2035 then 3 mo. EURIBOR + 1.23%, 01/27/2036	EUR	300,000	318,014
Piraeus Bank SA, 4.63% to 07/17/2028 then EURIBOR ICE Swap Rate + 1.72%, 07/17/2029	EUR	225,000	251,965
Swedbank AB, 7.27% to 11/15/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.80%, 11/15/2032	GBP	440,000	593,066
UniCredit SpA, 5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032		600,000	601,891
Virgin Money UK PLC, 5.13% to 12/11/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	660,000	850,143
			6,194,888
TOTAL CONVERTIBLE BONDS (Cost $6,023,578)			6,194,888

COLLATERALIZED LOAN OBLIGATIONS - 3.4%		Par	Value
Aqueduct European CLO, Series 2024-10X, Class A, 4.03% (3 mo. EURIBOR + 1.28%), 01/18/2039	EUR	1,000,000	1,079,935
Ares European CLO, Series 21X, Class A, 3.68% (3 mo. EURIBOR + 1.22%), 04/15/2038	EUR	700,000	757,922
Avoca CLO, Series 32X, Class A1, 0.00% (3 mo. EURIBOR + 1.17%), 04/15/2039 (d)	EUR	700,000	757,410
Blackrock European Clo XIII DAC, Series 15X, Class A, 3.87% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,700,000	1,833,484
Ravensdale Park CLO, Series 1X, Class A, 0.00% (3 mo. EURIBOR + 1.17%), 04/25/2038 (d)(e)	EUR	300,000	324,391
RRE Loan Management, Series 24X, Class A1, 3.53% (3 mo. EURIBOR + 1.16%), 04/15/2040	EUR	700,000	756,683
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,382,371)			5,509,825

U.S. TREASURY SECURITIES - 3.3%		Par	Value
United States Treasury Note/Bond
4.00%, 03/31/2030		2,000,000	2,001,641
4.63%, 02/15/2035		3,100,000	3,194,211
TOTAL U.S. TREASURY SECURITIES (Cost $5,188,761)			5,195,852

BANK LOANS - 0.0%(b)		Par	Value
Technology - 0.0%(b)
Constant Contact, Inc. First Lien, 8.92% (3 mo. Term SOFR + 4.00%), 02/10/2028		12	11
TOTAL BANK LOANS (Cost $28)			11

SHORT-TERM INVESTMENTS - 1.5%			Value
Money Market Funds - 1.5%		Shares
First American Treasury Obligations Fund - Class X, 4.25% (f)		2,319,914	2,319,914
TOTAL SHORT-TERM INVESTMENTS (Cost $2,319,914)			2,319,914

TOTAL INVESTMENTS - 97.1% (Cost $152,858,420)			154,728,281
Other Assets in Excess of Liabilities - 2.9%			4,586,102
TOTAL NET ASSETS - 100.0%			$159,314,383
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
GMTN - Global Medium-Term Note
LLC - Limited Liability Company
LP - Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

CHF - Swiss Franc
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $32,887,784 or 20.6% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	Zero coupon bonds make no periodic interest payments.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $324,391 or 0.2% of net assets as of March 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Muzinich Dynamic Income Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	06/13/2025	USD	456,805	CHF	400,000	$646
U.S. Bancorp Investments, Inc.	06/13/2025	USD	45,318,623	EUR	41,500,000	256,034
U.S. Bancorp Investments, Inc.	06/13/2025	USD	11,129,767	GBP	8,600,000	21,522
Net Unrealized Appreciation (Depreciation)						$278,202

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Muzinich Dynamic Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$135,507,791	$–	$135,507,791
Convertible Bonds	–	6,194,888	–	6,194,888
Collateralized Loan Obligations	–	5,185,434	324,391	5,509,825
U.S. Treasury Securities	–	5,195,852	–	5,195,852
Bank Loans	–	11	–	11
Money Market Funds	2,319,914	–	–	2,319,914
Total Investments	$2,319,914	$152,083,976	$324,391	$154,728,281

Other Financial Instruments:
Forwards*	–	278,202	–	278,202
Total Other Financial Instruments	$–	$278,202	$–	$278,202

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of the Dynamic Income Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
Bank Loans
Balance as of December 31, 2024	$-
Acquisitions	312,165
Dispositions	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	12,226
Transfer in and/or out of Level 3	-
Balance as of March 31, 2025	$324,391

Change in unrealized appreciation/depreciation for Level 3 investments held at March 31, 2025	$12,226

Type of Security	Fair Value at March 31, 2025	Valuation Techniques	Unobservable Input	Input Value(s)
Collateralized Loan Obligation CLO	$324,391	Cost	N/A	N/A

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

Muzinich & Co., Inc., as Advisor to the Fund and the Fund's Valuation Designee under Rule 2a-5 of the Investment Company Act of 1940, oversees valuation techniques.